Organization and Description of Business (Details)						12 Months Ended
	Dec. 05, 2023 USD ($)	Dec. 04, 2023 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Apr. 03, 2023	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 $ / shares	Mar. 25, 2020 USD ($)	Mar. 25, 2020 HKD ($)	Nov. 10, 2016 USD ($)	Nov. 10, 2016 HKD ($)
Organization and Description of Business [Line Items]
Incorporated date						Aug. 11, 2022
Share capital value						$ 1			$ 100,000	$ 900,000
Ordinary shares, price per share (in Dollars per share)						$ 0.0001		$ 0.0001
Ownership interests percentage					100.00%	100.00%
I Win Holdings Limited [Member]
Organization and Description of Business [Line Items]
Share capital value						$ 2,000,000	$ 15,901,000
Voting rights percentage					50.00%	50.00%	50.00%
I Win Securities Limited [Member]
Organization and Description of Business [Line Items]
Share capital value											$ 2,400,000	$ 19,000,000
Lobster Financial Holdings Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage						50.00%	50.00%
Smark Holding Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage						50.00%	50.00%
China Union Financial Holding Limited [Member]
Organization and Description of Business [Line Items]
Share capital value | $						$ 1,000
IPO [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares			2,500,000
Ordinary shares, price per share (in Dollars per share)			$ 4
Public offering, price per share (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares		375,000		375,000
Public offering, price per share (in Dollars per share)		$ 4		$ 4
Gross proceeds (in Dollars) | $	$ 11,500,000